SHAREHOLDERS' EQUITY (Schedule of Option Activity by Price Range) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Outstanding
Number of options | shares	13,462,749
Weighted average remaining contractual life (years)	2 years 6 months 25 days
Weighted average exercise price	$ 2.18
Exercisable
Number of options | shares	2,800,530
Weighted average remaining contractual life (years)	1 year 6 months 29 days
Weighted average exercise price	$ 3.93
$0.34-$2.00 [Member]
Outstanding
Range of exercise price, minimum	0.34
Range of exercise price, maximum	$ 2.00
Number of options | shares	9,270,118
Weighted average remaining contractual life (years)	2 years 8 months 26 days
Weighted average exercise price	$ 1.5
Exercisable
Number of options | shares	343,845
Weighted average remaining contractual life (years)	4 years 3 months 22 days
Weighted average exercise price	$ 1.26
$2.11-$2.52 [Member]
Outstanding
Range of exercise price, minimum	2.11
Range of exercise price, maximum	$ 2.52
Number of options | shares	2,517,834
Weighted average remaining contractual life (years)	3 years 15 days
Weighted average exercise price	$ 2.44
Exercisable
Number of options | shares	1,181,893
Weighted average remaining contractual life (years)	1 year 7 months 2 days
Weighted average exercise price	$ 2.31
$3.27-$3.77 [Member]
Outstanding
Range of exercise price, minimum	3.27
Range of exercise price, maximum	$ 3.77
Number of options | shares	1,148,166
Weighted average remaining contractual life (years)	1 year 2 months 8 days
Weighted average exercise price	$ 3.61
Exercisable
Number of options | shares	748,161
Weighted average remaining contractual life (years)	1 year 2 months 16 days
Weighted average exercise price	$ 3.59
$4.04-$6.93 [Member]
Outstanding
Range of exercise price, minimum	4.04
Range of exercise price, maximum	$ 6.93
Number of options | shares	101,953
Weighted average remaining contractual life (years)	6 months 21 days
Weighted average exercise price	$ 5.23
Exercisable
Number of options | shares	101,953
Weighted average remaining contractual life (years)	6 months 21 days
Weighted average exercise price	$ 5.23
$7.80-$9.14 [Member]
Outstanding
Range of exercise price, minimum	7.80
Range of exercise price, maximum	$ 9.14
Number of options | shares	78,500
Weighted average remaining contractual life (years)	18 days
Weighted average exercise price	$ 8.53
Exercisable
Number of options | shares	78,500
Weighted average remaining contractual life (years)	18 days
Weighted average exercise price	$ 8.53
$10.06-$11.94 [Member]
Outstanding
Range of exercise price, minimum	10.06
Range of exercise price, maximum	$ 11.94
Number of options | shares	322,428
Weighted average remaining contractual life (years)	3 months 15 days
Weighted average exercise price	$ 11.29
Exercisable
Number of options | shares	322,428
Weighted average remaining contractual life (years)	3 months 15 days
Weighted average exercise price	$ 11.29
$12.56-$13.54 [Member]
Outstanding
Range of exercise price, minimum	12.56
Range of exercise price, maximum	$ 13.54
Number of options | shares	23,750
Weighted average remaining contractual life (years)	5 months 5 days
Weighted average exercise price	$ 12.63
Exercisable
Number of options | shares	23,750
Weighted average remaining contractual life (years)	5 months 5 days
Weighted average exercise price	$ 12.63